Expense Example	Mar. 31, 2026 USD ($)
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	641
Expense Example, with Redemption, 10 Years	1,438
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	507
Expense Example, with Redemption, 10 Years	1,149
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	453
Expense Example, with Redemption, 10 Years	1,031
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	371
Expense Example, with Redemption, 10 Years	853
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,320
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,029
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	910
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	729
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	604
Expense Example, with Redemption, 10 Years	1,371
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	469
Expense Example, with Redemption, 10 Years	1,080
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	962
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	332
Expense Example, with Redemption, 10 Years	782
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	447
Expense Example, with Redemption, 10 Years	1,020
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	310
Expense Example, with Redemption, 10 Years	720
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	255
Expense Example, with Redemption, 10 Years	598
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	172
Expense Example, with Redemption, 10 Years	412
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	357
Expense Example, with Redemption, 5 Years	632
Expense Example, with Redemption, 10 Years	1,416
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	1,127
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	1,009
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	361
Expense Example, with Redemption, 10 Years	830
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	567
Expense Example, with Redemption, 10 Years	1,304
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	1,012
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	200
Expense Example, with Redemption, 5 Years	377
Expense Example, with Redemption, 10 Years	893
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	152
Expense Example, with Redemption, 5 Years	295
Expense Example, with Redemption, 10 Years	$ 712